Schedule I Financial Statements of Cleco Holdings (Parent Company Only) - Income Taxes (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Contingency [Line Items]
Federal and state income tax benefit	$ 1,562	$ 5,986	$ 43,165	$ 29,382	$ 7,079
Cleco Holdings
Income Tax Contingency [Line Items]
Federal and state income tax benefit			(20,358)	(22,317)	(23,094)
Equity income from subsidiaries - federal and state income tax expense			$ 63,523	$ 51,699	$ 30,173